FINANCIAL INSTRUMENTS - Additional Information (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) institution	Dec. 31, 2024 USD ($)	Dec. 31, 2025 BRL (R$)	May 31, 2025 USD ($)	May 31, 2025 BRL (R$)	Feb. 28, 2024 USD ($)	Feb. 28, 2024 BRL (R$)
Disclosure of detailed information about financial instruments [line items]
Treasury bond, maturity period	10 years
Percentage of expected credit loss	4.21%	4.69%
Loans and financing	$ 2,593.8	$ 2,491.1
Revolving Credit Facilities
Disclosure of detailed information about financial instruments [line items]
Borrowings	$ 1,000.0
Number of financial institutions | institution	17
Revolving Credit Facilities | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Borrowing interest rate	0.95%		0.95%
Revolving Credit Facilities | Top of range
Disclosure of detailed information about financial instruments [line items]
Borrowing interest rate	1.70%		1.70%
Banco Nacional de Desenvolvimento Econômico e Social – BNDES
Disclosure of detailed information about financial instruments [line items]
Borrowings						$ 90.9	R$ 500
Borrowing interest rate						2.20%	2.20%
Loans and financing	$ 20.4		R$ 112
Banco Nacional de Desenvolvimento Econômico e Social – BNDES | TFBD Fixed Interest Rate
Disclosure of detailed information about financial instruments [line items]
Borrowing interest rate						1.10%	1.10%
FINEP
Disclosure of detailed information about financial instruments [line items]
Borrowings				$ 60.2	R$ 331
Borrowing interest rate				2.30%	2.30%
Loans and financing	$ 18.2		R$ 99
Equity investments | U.S. Treasury Bond
Disclosure of detailed information about financial instruments [line items]
Decrease in treasury bond rate	0.55%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 52.7